TRADE ACCOUNTS AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS AND NOTES PAYABLE
TRADE ACCOUNTS AND NOTES PAYABLE

10— TRADE ACCOUNTS AND NOTES PAYABLE

Trade accounts and notes payable consist of the following:

	2020	2019
Trade accounts payable	5,708	6,034
Notes payable	—	12
Total	5,708	6,046

Trade accounts payable usually represent invoices with a due date of 90 days or less and invoices to be received.

Notes payable represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.